Income Taxes (Reconciliation Of Effective Rate) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation [Line Items]
Federal Income Tax at Statutory Rate	34.40%	34.00%
State Tax Provision, Net of Federal Benefit	0.50%	3.50%
Foreign Income Taxed at Other Than 34%	(0.20%)	0.00%
Meals and Entertainment	0.00%	1.40%
Stock Compensation Expense	(0.60%)	16.10%
Research and Development Credits	(0.20%)	4.20%
Loss on Derivative Valuation	(12.20%)	0.00%
Debt Discount	(0.20%)	0.00%
Officer’s Life Insurance	0.00%	0.30%
Change in Rate Assumptions	41.00%	(114.50%)
Adjustments to Prior Year Tax Credits	0.70%	(11.60%)
Effective Tax Rate	63.20%	(66.60%)
Change in Valuations Allowance	(63.20%)	77.70%
Net Effective Tax Rate	0.00%	11.10%